RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES (Computation of Fortress Operating Group Interest) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014 employee	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 employee	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Number of senior employees holding ownership interests in Fortress Operating Group RPUs	1								1
Schedule of Interest Computation [Abstract]
Net income (loss)	$ 141,000	$ 16,656	$ 73,456	$ 9,101	$ 317,536	$ 101,185	$ (2,436)	$ 67,306	$ 240,213	$ 483,591	$ 218,822
Less: Others' interests in net income (loss) of consolidated subsidiaries	(79,156)	(12,623)	(42,100)	(6,077)	(171,723)	(58,804)	360	(52,977)	(139,956)	(283,144)	(140,538)
Net Income (Loss) Attributable to Class A Shareholders									100,966	200,447	78,284
Fortress Operating Group units held by the Principals and a former senior employee									135,029	276,683	132,950
Fortress Operating Group portion of interests [Member]
Schedule of Interest Computation [Abstract]
Net income (loss)									263,030	545,623	255,770
Less: Others' interests in net income (loss) of consolidated subsidiaries									(4,927)	(6,461)	(7,588)
Redeemable Non-controlling interests in (income) loss of consolidated subsidiaries									709	0	0
Net Income (Loss) Attributable to Class A Shareholders									$ 258,812	$ 539,162	$ 248,182
Fortress Operating Group as a percent of total									52.20%	51.30%	53.60%